TrueShares Low Volatility Equity Income ETF
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 6.2%
Lockheed Martin Corp.	3,623	$1,250,297
Raytheon Technologies Corp.	14,850	1,276,506
		2,526,803
Agriculture - 6.7%
Altria Group, Inc.	26,314	1,197,813
Philip Morris International, Inc.	16,374	1,552,092
		2,749,905
Banks - 12.3%
JPMorgan Chase & Co.	8,009	1,310,994
The PNC Financial Services Group, Inc.	6,223	1,217,468
Truist Financial Corp.	21,653	1,269,948
U.S. Bancorp	20,441	1,215,013
		5,013,423
Beverages - 2.9%
PepsiCo, Inc.	7,847	1,180,267

Electric - 6.7%
Avangrid, Inc.	33,471	1,626,690
Dominion Energy, Inc.	14,986	1,094,278
		2,720,968
Food - 1.9%
Mondelez International, Inc. - Class A	13,706	797,415

Healthcare Services - 3.8%
UnitedHealth Group, Inc.	3,922	1,532,482

Insurance - 3.0%
Aflac, Inc.	23,718	1,236,419

Internet - 3.8%
NortonLifeLock, Inc.	61,101	1,545,855

Oil & Gas - 3.5%
Chevron Corp.	14,161	1,436,633

Pharmaceuticals - 9.2%
AbbVie, Inc.	15,251	1,645,125
Pfizer, Inc.	19,765	850,093
Viatris, Inc.	93,405	1,265,638
		3,760,856
Pipelines - 6.6%
Enbridge, Inc. (a)	31,310	1,246,138
Kinder Morgan, Inc.	87,621	1,465,899
		2,712,037

Retail - 7.4%
Genuine Parts Co.	10,232	1,240,425
Walgreens Boots Alliance, Inc.	37,611	1,769,598
		3,010,023
Savings & Loans - 3.5%
New York Community Bancorp, Inc.	110,011	1,415,842

Semiconductors - 2.4%
Intel Corp.	18,412	980,991

Telecommunications - 15.4%
AT&T, Inc.	60,271	1,627,920
Cisco Systems, Inc.	32,745	1,782,311
Orange SA - ADR (a)	113,582	1,230,093
Verizon Communications, Inc.	30,198	1,630,994
		6,271,318
Transportation - 3.9%
Union Pacific Corp.	8,223	1,611,790
TOTAL COMMON STOCKS (Cost $40,406,982)		40,503,027

MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 0.01% (b)	428,914	428,914
TOTAL MONEY MARKET FUNDS (Cost $428,914)		428,914

Total Investments (Cost $40,835,896) - 100.3%		40,931,941
Other assets and liabilities, net - (0.3)%		(119,929)
TOTAL NET ASSETS - 100.0%		$40,812,012
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$40,503,027	$-	$-	$40,503,027
Money Market Funds	428,914	-	-	428,914
Total Investments - Assets	$40,931,941	$-	$-	$40,931,941

*See Schedule of Investments for industry classifications.